Deposits (Table)	12 Months Ended
Dec. 31, 2021
Deposits
Schedule of maturity distribution of time deposits
2022	$66,073,863
2023	13,500,136
2024	12,512,065
2025	3,588,515
2026	10,626,427
Total CDs	$106,301,006